Leases - Schedule of Other Information Related to Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Weighted average remaining lease term (in years)
Operating leases	7 years 7 months 6 days	8 years 6 months	7 years 9 months 18 days	8 years 9 months 18 days
Finance leases	1 year 8 months 12 days	2 years 8 months 12 days	1 year 10 months 24 days	9 months 18 days
Weighted average discount rate:
Operating leases	8.10%	8.10%	8.10%	8.00%
Finance lease	4.60%	4.60%	4.60%	12.70%
Cash paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$ 104	$ 103	$ 423	$ 222
Operating cash flows from finance leases	2	10	16	45
ROU assets obtained in exchange for lease obligations
Operating leases	0	72	55	1,375
Finance lease	$ 0	$ 0	$ 0	$ 47